UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

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(Address of principal executive offices) (Zip code)

CSC

Suite 3100

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: 302 791 1763
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Date of fiscal year end: December 31
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Date of reporting period: September 30, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO
AT SEPTEMBER 30, 2009 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)

COMMON STOCKS (unless otherwise noted)
CHINA (37.0%)
Commercial Banks (12.8%)
Bank of China Ltd., ‘H’	5,465,000	2,877,039
Bank of Communications Co., Ltd., ‘H’	836,000	1,018,295
China Construction Bank Corp., ‘H’	5,342,000	4,266,680
Industrial & Commercial Bank of China, ‘H’	4,912,000	3,701,406

		11,863,420

Construction & Engineering (0.3%)
China Railway Group Ltd. (a)	314,000	269,836

Construction Materials (1.2%)
China National Building Material Co., Ltd., ‘H’	462,000	1,087,332

Energy Equipment & Services (0.6%)
China Oilfield Services Ltd., ‘H’	610,000	569,067

Food Products (2.3%)
China Yurun Food Group Ltd.	472,000	1,017,077
Tingyi Cayman Islands Holding Corp.	526,000	1,085,929

		2,103,006

Insurance (5.8%)
China Life Insurance Co., Ltd., ‘H’	896,000	3,901,910
Ping An Insurance Group Co. of China Ltd., ‘H’	180,500	1,432,346

		5,334,256

Internet Software & Services (2.6%)
Tencent Holdings Ltd.	145,100	2,360,902

Marine (0.6%)
China Shipping Development Co., Ltd., ‘H’	278,000	351,533
Sinotrans Shipping Ltd.	568,000	228,665

		580,198

Metals & Mining (2.9%)
Aluminum Corp of China Ltd., ‘H’ (a)	270,000	294,733
Angang Steel Co., Ltd., ‘H’	330,000	619,970
Jiangxi Copper Co., Ltd., ‘H’	516,000	1,154,501
Maanshan Iron & Steel, ‘H’ (a)	950,000	573,674

		2,642,878

Multiline Retail (0.7%)
Parkson Retail Group Ltd.	468,500	693,980

Oil, Gas & Consumable Fuels (4.8%)
China Petroleum & Chemical Corp., ‘H’	2,098,000	1,783,965
China Shenhua Energy Co., Ltd., ‘H’	608,000	2,655,570

		4,439,535

Real Estate Management & Development (1.4%)
China Vanke Co., Ltd., ‘B’	1,016,600	1,277,628

Textiles, Apparel & Luxury Goods (1.0%)
Li Ning Co., Ltd.	309,000	950,917

TOTAL CHINA		34,172,955

HONG KONG (31.5%)
Commercial Banks (2.1%)
Hang Seng Bank Ltd.	88,200	1,271,210
Industrial & Commercial Bank of China Asia Ltd.	288,537	653,020

		1,924,230

Distributors (0.3%)
Li & Fung Ltd.	72,000	290,321

Diversified Financial Services (2.3%)
Hong Kong Exchanges and Clearing Ltd.	116,100	2,104,767

Gas Utilities (0.5%)
China Resources Gas Group Ltd.	526,000	430,299

Independent Power Producers & Energy Traders (0.2%)
China Resources Power Holdings Co., Ltd.	102,000	237,165

Industrial Conglomerates (2.7%)
Hutchison Whampoa Ltd.	224,000	1,617,125
Jardine Matheson Holdings Ltd.	28,000	851,200

		2,468,325

Marine (0.9%)
Orient Overseas International Ltd.	164,500	840,536

Oil, Gas & Consumable Fuels (3.5%)
CNOOC Ltd.	2,390,000	3,213,373

Real Estate Management & Development (13.7%)
Cheung Kong Holdings Ltd.	181,000	2,296,934
China Overseas Land & Investment Ltd.	522,000	1,128,860
China Resources Land Ltd.	570,000	1,248,843
Hang Lung Properties Ltd.	482,000	1,775,614
Kerry Properties Ltd.	247,000	1,321,043
Poly Hong Kong Investment Ltd.	330,000	384,501
Sun Hung Kai Properties Ltd.	174,000	2,563,958
Wharf Holdings Ltd.	372,000	1,975,187

		12,694,940

Wireless Telecommunication Services (5.3%)
China Mobile Ltd.	503,500	4,911,530

TOTAL HONG KONG		29,115,486

TAIWAN (29.2%)
Capital Markets (1.4%)
KGI Securities Co. Ltd.	2,436,000	1,310,900

Chemicals (2.6%)
Formosa Plastics Corp.	829,110	1,689,272
Taiwan Fertilizer Co., Ltd.	210,000	751,213

		2,440,485

Commercial Banks (1.0%)
Taishin Financial Holdings Co., Ltd. (a)	2,100,000	914,520

Computers & Peripherals (2.8%)
Acer, Inc.	585,630	1,493,768
Compal Electronics, Inc.	620,000	722,254
HTC Corp.	30,145	331,006

		2,547,028

Diversified Financial Services (1.6%)
Fubon Financial Holding Co., Ltd. (a)	1,325,000	1,496,127

Electronic Equipment, Instruments & Components (6.6%)
AU Optronics Corp.	1,336,410	1,299,079
Chi Mei Optoelectronics Corp. (a)	950,000	499,409
HON HAI Precision Industry Co., Ltd.	895,716	3,594,232
Largan Precision Co., Ltd.	52,700	691,782

		6,084,502

Food & Staples Retailing (0.1%)
President Chain Store Corp.	29,784	73,005

Industrial Conglomerates (1.1%)
Far Eastern Textile Co., Ltd.	837,140	981,715

Insurance (0.7%)
Shin Kong Financial Holding Co. Ltd. (a)	1,519,000	604,803

Marine (0.2%)
Evergreen Marine Corp., Taiwan Ltd. (a)	381,000	219,252

Metals & Mining (0.4%)
China Steel Corp.	443,381	412,377

Semiconductors & Semiconductor Equipment (10.7%)
Advanced Semiconductor Engineering, Inc.	1,616,000	1,329,576
MediaTek, Inc.	116,638	1,944,692
Richtek Technology Corp.	69,300	597,116
Taiwan Semiconductor Manufacturing Co., Ltd.	2,254,057	4,522,418
United Microelectronics Corp.	2,930,000	1,435,470

		9,829,272

TOTAL TAIWAN		26,913,986

TOTAL INVESTMENTS
(97.7% of Net Assets)
(Cost $75,688,946)		90,202,427

Other assets in excess of liabilities
(2.3% of Net Assets)		2,119,739

NET ASSETS (100.0%)		$92,322,166

As of September 30, 2009, aggregate cost for Federal income tax purposes was $75,688,946. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	$16,155,657
Excess of cost over market value	(1,642,176)

Net unrealized gain	$14,513,481

NOTES TO SCHEDULE OF INVESTMENTS PORTFOLIO:

(a)	Non-income producing security.

B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.

H	Chinese security traded on Hong Kong Stock Exchange.

JF China Region Fund, Inc.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$89,850,894	$351,533	$—	$90,202,427

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a common stock in the Marine industry - China Shipping Development Co., Ltd., ‘H’., (China) – for which the fund applies the fair valuation policy for international investments. Please refer to the SOI for industry specifics of the portfolio holdings

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

               Simon Crinage, President

               (principal executive officer)

Date	November 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

               Simon Crinage, President

               (principal executive officer)

Date	November 26, 2009

By (Signature and Title)* /s/ ____________________________________

               Michael J. James, Treasurer

               (principal financial officer)

Date	November 26, 2009

* Print the name and title of each signing officer under his or her signature.